Schedule of investments in subsidiaries (Details)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Vivo power international services limited [member]
IfrsStatementLineItems [Line Items]
Incorporated		Jersey
Percentage of shares held		100.00%	100.00%
Address of entity's registered office			28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC [member]
IfrsStatementLineItems [Line Items]
Incorporated		United States
Percentage of shares held		100.00%	100.00%
VivoPower US-NC-31, LLC [member]
IfrsStatementLineItems [Line Items]
Incorporated		United States
Percentage of shares held		100.00%	100.00%
VivoPower US-NC-47, LLC [member]
IfrsStatementLineItems [Line Items]
Incorporated		United States
Percentage of shares held		100.00%	100.00%
Address of entity's registered office			251 Little Falls Drive, Wilmington, DE,
VivoPower (USA) Development, LLC [member]
IfrsStatementLineItems [Line Items]
Incorporated		United States
Percentage of shares held		100.00%	100.00%
Address of entity's registered office			USA 19808
Caret, LLC [member]
IfrsStatementLineItems [Line Items]
Incorporated		United States
Percentage of shares held		100.00%	100.00%
Caret Decimal, LLC [member]
IfrsStatementLineItems [Line Items]
Incorporated		United States
Percentage of shares held		100.00%	100.00%
VIWR AU Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Aevitas O Holdings Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Aevitas Group Limited [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Aevitas Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Address of entity's registered office			153 Walker St, North Sydney NSW, Australia 2060
Electrical engineering group pty limited [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Tembo Technologies Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Tembo Drive Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
VivoPower Philippines Inc. [member]
IfrsStatementLineItems [Line Items]
Incorporated		Philippines
Percentage of shares held		64.00%	64.00%
Address of entity's registered office			Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc. [member]
IfrsStatementLineItems [Line Items]
Incorporated		Philippines
Percentage of shares held		64.00%	64.00%
Address of entity's registered office			E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. [member]
IfrsStatementLineItems [Line Items]
Incorporated		Philippines
Percentage of shares held		40.00%	40.00%	[1]
Address of entity's registered office	[1]		Taguig, Metro Manila
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Incorporated		Netherlands
Percentage of shares held		100.00%	100.00%	[2]
Tembo EV Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated		Australia
Percentage of shares held		100.00%	100.00%
Address of entity's registered office			Level 11, 153 Walker Street, North Sydney NSW, 2060 Australia
Tembo 4x4 e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Incorporated		Netherlands
Percentage of shares held		100.00%	100.00%	[2]
FD 4x4 Centre B.V. [member]
IfrsStatementLineItems [Line Items]
Incorporated		Netherlands
Percentage of shares held		100.00%	100.00%	[2]
Address of entity's registered office	[2]		Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	[2]		100.00%

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.
[2]	These entities were subsidiaries of the Company as of June 30, 2024 but were subsequently sold and are no longer subsidiaries of the Company as of the date of this report